Organization (Details)	Mar. 31, 2021 property	Dec. 31, 2020 property	Dec. 31, 2019 property	Nov. 16, 2018	Nov. 09, 2018
Real Estate Properties [Line Items]
Number of real estate properties	278	283
Necessity Retail Partners
Real Estate Properties [Line Items]
Number of real estate properties		5
Grocery Retail Partners I
Real Estate Properties [Line Items]
Number of real estate properties		20
Grocery Retail Partners I
Real Estate Properties [Line Items]
Number of real estate properties	20	20	17	17
Equity method investment, ownership percentage	14.00%	14.00%	15.00%		15.00%
Necessity Retail Partners
Real Estate Properties [Line Items]
Number of real estate properties	2	5	8
Equity method investment, ownership percentage	20.00%	20.00%	20.00%	20.00%